Mar. 14, 2025
Global Fixed Income Opportunities Fund | Global Fixed Income Opportunities Fund

The Fund's "Adviser," Morgan Stanley Investment Management Inc., will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) agency residential and commercial mortgage-backed securities, (3) non-agency residential and commercial mortgage-backed securities, (4) asset-backed securities, (5) emerging market securities, (6) convertible securities, (7) U.S. government securities and foreign sovereign debt, and (8) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. Under normal circumstances, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

In addition to its use of currency derivatives, the Fund may, but it is not required to, use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other similar instruments and techniques.

The Fund may invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. The Fund may also invest in restricted and illiquid securities.

The Fund will maintain an average credit rating of at least investment grade (BBB- by S&P Global Ratings, a division of S&P Global Inc. ("S&P") or Fitch Ratings, Inc. ("Fitch"), or Baa3 by Moody's Investors Service, Inc. ("Moody's")). Although the Fund's average credit rating will be investment grade or higher, the Fund may invest in securities that are rated below investment grade (rated below BBB by either S&P or Fitch, or below Baa by Moody's) or in unrated securities considered to be of comparable quality by the Adviser (often referred to as "junk" instruments). If securities are rated differently by two or more rating agencies, the highest rating will be used.

The Fund will maintain an average credit rating of at least investment grade (BBB- by S&P or Fitch, or Baa3 by Moody's). Although the Fund's average credit rating will be investment grade or higher, the Fund may invest in securities that are rated below investment grade (rated below BBB by either S&P or Fitch, or below Baa by Moody's) or in unrated securities considered to be of comparable quality by the Adviser (often referred to as "junk" instruments). If securities are rated differently by two or more rating agencies, the highest rating will be used.

The Fund may invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. To the extent these investments are second lien loans, which are lower in priority to senior loans, but have seniority in a company's capital structure to other liabilities, the company would be required to pay down these second lien loans prior to other lower-ranked claims on their assets.

Average Annual Total Returns (for the calendar periods ended December 31, 2024)
	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception
Class A(1) Return Before Taxes	2.97%	1.56%	2.79%	3.67%
Return After Taxes on Distributions(2)	0.80%	-0.19%	1.13%	1.46%
Return After Taxes on Distributions and Sale of Fund Shares	1.72%	0.42%	1.40%	1.77%
Class L(1)
Return Before Taxes	6.01%	1.86%	2.82%	3.31%
Class I(1)
Return Before Taxes	6.76%	2.50%	3.43%	4.08%
Class C(1)
Return Before Taxes	4.60%	1.46%	0.00%	2.42	%(3)
Class R6(1)
Return Before Taxes	6.87%	2.59%	3.50%	3.94%
	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)(4)	1.25%	-0.33%	1.35%	4.03	%(5)
Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)(6)	3.40%	0.48%	2.01%	4.27	%(5)
Global Fixed Income Opportunities Blend Index (reflects no deduction for fees, expenses and taxes)(7)	3.40%	0.48%	1.40%	3.74	%(5)

(1)  Class A, L and I shares commenced operations on July 28, 1997. Class R6 shares commenced operations on September 13, 2013 and Class C shares commenced operations on April 30, 2015.

(2)  These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

(3)  Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

(4)  The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believes the Bloomberg U.S. Aggregate Index is a more appropriate benchmark for the Fund.

(5)  Since Inception reflects the inception date of Class A shares.

(6)  The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.

(7)  The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) for the periods from the Fund's inception to December 31, 2016 to the prior benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.

Please retain this supplement for future reference.